Corporate Bonds Issuance - Summary of the Corporate Liabilities by Banco BMA SAU (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Corporate Bonds Issued By One Of The Subsidiary Companies [Line Items]
Corporate bonds issuance	$ 382,103,788	$ 233,074,276
Bano BMA SAU [Member]
Disclosure In Tabular Form Of Corporate Bonds Issued By One Of The Subsidiary Companies [Line Items]
Corporate bonds issuance	4,988,018
Bano BMA SAU [Member] | Non Subordinated Corporate Bonds Series Thirteen [Member]
Disclosure In Tabular Form Of Corporate Bonds Issued By One Of The Subsidiary Companies [Line Items]
Original value	1,000,000,000
Residual face value	1,000,000,000
Corporate bonds issuance	$ 4,988,018